Credit Risk - Summary of Residential Mortgages by Geographical Distribution (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 157,957	£ 154,682
New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	27,274	24,174
London [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	39,000	37,600
London [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	7,100	5,800
Midlands and East Anglia [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	21,100	20,600
Midlands and East Anglia [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,800	3,400
North UK [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	22,200	22,200
North UK [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,400	3,000
Northern Ireland [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,400	3,600
Northern Ireland [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	200	200
Scotland [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,700	6,800
Scotland [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,000	1,000
South East Excluding London [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	48,700	47,200
South East Excluding London [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	9,000	8,200
South West and Wales and Other [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	16,900	16,700
South West and Wales and Other [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,800	£ 2,600